Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Statement [line items]
Schedule of Deferred Tax Assets and Liabilities
(USD millions)	Property, plant & equipment	Intangible assets	Pensions and other benefit obligations of associates	Inventories	Tax loss carry- forwards	Other assets, provisions and accruals	Total

Gross deferred tax assets at January 1, 2017	224	1 331	1 839	4 160	146	2 597	10 297

Gross deferred tax liabilities at January 1, 2017	– 629	– 4 019	– 358	– 511		– 1 403	– 6 920

Net deferred tax balance at January 1, 2017	– 405	– 2 688	1 481	3 649	146	1 194	3 377

At January 1, 2017	– 405	– 2 688	1 481	3 649	146	1 194	3 377

Credited/(charged) to income	– 30	1 279	– 90	– 304	– 49	– 46	760

Charged to equity						– 101	– 101

Charged to other comprehensive income			– 592			– 69	– 661

Impact of business combinations		– 322			5		– 317

Other movements	– 41	33	37	– 14	– 14	2	3

Net deferred tax balance at December 31, 2017	– 476	– 1 698	836	3 331	88	980	3 061

Gross deferred tax assets at December 31, 2017	137	1 287	1 090	3 786	97	1 983	8 380

Gross deferred tax liabilities at December 31, 2017	– 613	– 2 985	– 254	– 455	– 9	– 1 003	– 5 319

Net deferred tax balance at December 31, 2017	– 476	– 1 698	836	3 331	88	980	3 061

After offsetting the following amount of deferred tax assets and liabilities within the same tax jurisdiction the balance amounts to:							151

Deferred tax assets at December 31, 2017							8 229

Deferred tax liabilities at December 31, 2017							– 5 168

Net deferred tax balance at December 31, 2017							3 061

Gross deferred tax assets at January 1, 2016	216	611	1 730	3 821	62	2 866	9 306

Gross deferred tax liabilities at January 1, 2016	– 639	– 3 962	– 401	– 565	– 5	– 1 132	– 6 704

Net deferred tax balance at January 1, 2016	– 423	– 3 351	1 329	3 256	57	1 734	2 602

At January 1, 2016	– 423	– 3 351	1 329	3 256	57	1 734	2 602

Credited/(charged) to income	– 13	1 057	53	373	55	– 517	1 008

Charged to equity						– 44	– 44

Credited/(charged) to other comprehensive income			140			– 2	138

Impact of business combinations	4	– 400			23	37	– 336

Other movements	27	6	– 41	20	11	– 14	9

Net deferred tax balance at December 31, 2016	– 405	– 2 688	1 481	3 649	146	1 194	3 377

Gross deferred tax assets at December 31, 2016	224	1 331	1 839	4 160	146	2 597	10 297

Gross deferred tax liabilities at December 31, 2016	– 629	– 4 019	– 358	– 511		– 1 403	– 6 920

Net deferred tax balance at December 31, 2016	– 405	– 2 688	1 481	3 649	146	1 194	3 377

After offsetting the following amount of deferred tax assets and liabilities within the same tax jurisdiction the balance amounts to:							263

Deferred tax assets at December 31, 2016							10 034

Deferred tax liabilities at December 31, 2016							– 6 657

Net deferred tax balance at December 31, 2016							3 377

Deferred tax assets/liabilities, expected to have impact on current taxes payable
(USD billions)	2017	2016

Expected to have an impact on current tax payable after more than 12 months
– Deferred tax assets	3.5	4.8

– Deferred tax liabilities	4.4	5.9

Unremitted earnings retained by consolidated entities for reinvestment
(USD billions)	2017	2016

Unremitted earnings that have been retained by consolidated entities for reinvestment	66	63

Temporary differences on which no deferred tax has been provided as they are permanent in nature related to:
(USD billions)	2017	2016

Investments in subsidiaries	3	2

Goodwill from acquisitions	– 29	– 28

Temporary differences on which no deferred tax assets have been provided
(USD millions)	Not capitalized	Capitalized	2017 total

One year	37	3	40

Two years	64	4	68

Three years	87	5	92

Four years	26	25	51

Five years	67	16	83

More than five years	654	1 671	2 325

Total	935	1 724	2 659

(USD millions)	Not capitalized	Capitalized	2016 total

One year	21	12	33

Two years	30	5	35

Three years	50	5	55

Four years	75	3	78

Five years	73	25	98

More than five years	405	1 913	2 318

Total	654	1 963	2 617

Gross value of tax-loss carry-forwards
(USD millions)	2017	2016	2015

Tax losses carried forward that expired	1	19	13

US Corporate tax rate, impact on the revaluation of deferred assets and liabilities and current income tax liabilities
(USD millions)	Income statement	Equity	Total

Deferred tax asset and liability revaluation

Items previously recognized in consolidated income statement	– 24		– 24

Items previously recognized in other comprehensive income [1]		– 254	– 254

Items previously recognized in retained earnings [2]		– 71	– 71

Total revaluation of deferred tax assets and liabilities	– 24	– 325	– 349

Total revaluation of current tax payables	– 37		– 37

Total revaluation of deferred tax assets and liabilities and current income tax liabilities	– 61	– 325	– 386

[1] Related to post-employment benefits and available for sale financial investments.
[2] Related to equity based compensation plans.